Finance debts - Additional information (Details) € in Millions	1 Months Ended	12 Months Ended
	May 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€) € / EquityInstruments	Dec. 31, 2019 EUR (€)
Borrowings
Increase (decrease) in finance debts		€ 2,168
Issuances net of repayments, finance debts		3,115
Currency translation differences on financial debts		(876)
Debts subjected to covenants		1,051	€ 1,243
Borrowings		26,686	24,518
Lease liabilities assumptions		808
Uncommitted short-term borrowing facilities
Borrowings
Undrawn borrowing facilities		7,183	13,299
Committed borrowing facilities
Borrowings
Undrawn borrowing facilities		5,295	4,667
Over 12 months | Committed borrowing facilities
Borrowings
Undrawn borrowing facilities		€ 4,750	€ 4,217
Minimum
Borrowings
Discount rates used to measure fair value of financial debt		(0.50%)	(0.30%)
Maximum
Borrowings
Discount rates used to measure fair value of financial debt		1.40%	2.00%
Ordinary Bonds
Borrowings
Borrowings		€ 19,420	€ 18,779
Proceeds from borrowings		3,514
Notional amount		19,313
Ordinary Bonds | Not later than 18 months
Borrowings
Borrowings		1,644
Euro Medium Term Notes
Borrowings
Borrowings		16,356
Proceeds from borrowings	€ 2,000
Maximum amount issuable		20,000
Notional amount		16,257
Other Bonds
Borrowings
Borrowings		3,064
Notional amount		3,056
Convertible Bonds
Borrowings
Borrowings		€ 396	€ 393
Bond conversion price | € / EquityInstruments		17.62
Bond premium with respect to share reference price at date of issuance		35.00%